Discontinued Operations - Summary of Effect of Disposal on Financial Position (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		$ 60,376 [1]	$ 279,586	$ 558,251	[2]	$ 45,337
Accounts receivable			22,636	10,865	[2]
Biological assets		3,531	3,477	4,410	[2]
Inventory			127,782	29,503	[2]
Property, plant and equipment			143,409	56,472	[2]
Goodwill	[2]		67,260	72,496
Intangible assets	[2]		74,885	50,148
Accounts payable and accrued liabilities			(48,153)	(38,452)	[2]
Lease obligation			(139,625)	(27,769)	[2]
Accumulated other comprehensive income			$ (32,188)	$ (7,607)	[2]
Consideration received
Net loss from discontinued operations		$ (33,627)

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).